INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, Wisconsin 53212

September 8, 2017

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Investment Managers Series Trust II
(filing relates to the Raise Core Tactical Fund – formerly Kaizen Hedged Premium Spreads Fund)
(File Nos. 333-191476 and 811-22894)

The Registrant is filing Post-Effective Amendment No. 129 to its Registration Statement under Rule 485(a)(1) for the following purposes: (i) to change the fund name from Kaizen Hedged Premium Spreads Fund to Raise Core Tactical Fund, and (ii)  to change the Fund’s principal investment strategies.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake
Investment Managers Series Trust II
Secretary